UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): February 7, 2024

FOURSIGHT CAPITAL LLC 1

(Exact name of securitizer as specified in its charter)

025-01692	0001624466
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Andy Williams, Chief Financial Officer, (801) 415-4905

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: _____________________

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ____________________

_____________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Foursight Capital LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FOURSIGHT CAPITAL LLC
(Securitizer)

By:	/s/ Andy Williams
Name: Andy Williams
Title: Chief Financial Officer

Date: February 7, 2024